Other liabilities - Summary of other liabilities explanatory (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current financial liabilities
Deferred and contingent consideration (Note 3)	€ 8,376	€ 14,539
Other liabilities	4,534	2,992
Other current non financial liabilities
Payroll liabilities	30,176	31,742
Taxes and fees	7,444	5,094
Provisions		5,323
Deposit liability (Note 3)	1,721	3,532
Management restructuring	3,473	1,956
Due to related parties		90
Total other liabilities - current	55,724	65,268
Other noncurrent financial liabilities
Deferred and contingent consideration (Note 3)	6,993	9,220
Other non current nonfinancial liabilities
Employee benefit liabilities (Note 22)	1,043	197
Other	464	1,278
Total other non-current liabilities	€ 8,500	€ 10,695